Investments in Associates - Movement In Investments In Associate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of associates [line items]
Balance at beginning of year	R 84	R 46
Redemption of preference shares	(32)	0	R 0
Share of profit/(loss) in associate	59	54
Impairment loss	0	(16)
Balance at end of year	R 110	84	R 46
Rand Refinery
Disclosure of associates [line items]
Recoverable amount		R 84
Discount rate		15.70%